Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity

13. Shareholders' Equity

Capital Stock

The General Partner has no equity interest in the Company and, therefore, does not participate in either the assets or the profits and losses of the Company. However, the General Partner is compensated for all outlays in connection with conducting the Company's business, including the remuneration of members of its management board and its supervisory board (see Note 2).

The general meeting of a partnership limited by shares may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the General Partner and its management board to issue new shares up to a stated amount for a period of up to five years. The nominal value of any proposed increase of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of a partnership limited by shares may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) new shares to holders of convertible bonds or other securities which grant a right to shares, (ii) new shares as the consideration in a merger with another company, or (iii) new shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value for any proposed increase of the Conditional Capital may not exceed half or, in the case of Conditional Capital created for the purpose of issuing shares to management and employees, 10% of the Company’s issued capital at the time of the resolution.

All resolutions increasing the capital of a partnership limited by shares also require the consent of the General Partner in order for the resolutions to go into effect.

Following the conversion of all 3,975,533 outstanding preference shares into ordinary shares (approved at FMC-AG & Co. KGaA’s Annual General Meeting (“AGM”) and Preference Shareholder Meeting held on May 16, 2013) in the amount of €3,976 ($4.465) on a 1:1 basis, subscribed capital at December 31, 2013 comprised solely ordinary shares. In addition, 32,006 options associated with the preference shares were converted into options associated with ordinary shares. At the time of preference share conversion, there were no dividend arrearages.

On July 5, 2013, the Company received a €27,000 ($34,784) premium from the largest former preference shareholder, a European financial institution, for the conversion of their preference shares to ordinary shares. This amount was recorded as an increase in equity.

Authorized Capital

By resolution of the AGM on May 19, 2015, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the Company’s share capital until May 18, 2020 up to a total of €35,000 through issue of new bearer ordinary shares for cash contributions, “Authorized Capital 2015/I”. Additionally, the newly issued shares may be taken up by a credit and/or financial institution or a consortium of such credit and/or financial institutions retained by the General Partner with the obligation to offer them to the shareholders of the Company. The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such an exclusion of pre-emption rights will be permissible only for fractional amounts. No Authorized Capital 2015/I has been issued at December 31, 2015.

In addition, by resolution of the AGM of shareholders on May 19, 2015, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the share capital of the Company until May 18, 2020 up to a total of €25,000 through the issue of new bearer ordinary shares for cash contributions or contributions in kind, “Authorized Capital 2015/II”. The new shares can also be obtained by a credit and/or financial institution or a consortium of such credit and/or financial institutions retained by the General Partner with the obligation to offer the shares to the Company’s shareholders for subscription.The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such exclusion of pre-emption rights will be permissible only if (i) in case of a capital increase against cash contributions, the nominal value of the issued shares does not exceed 10% of the nominal share value of the Company’s share capital and the issue price for the new shares is at the time of the determination by the General Partner not significantly lower than the stock price of the existing listed shares of the same class and with the same rights or, (ii) in case of a capital increase against contributions in kind, the purpose of such increase is to acquire an enterprise, parts of an enterprise or an interest in an enterprise. No Authorized Capital 2015/II has been issued at December 31, 2015.

Authorized Capital 2015/I and Authorized Capital 2015/II became effective upon registration with the commercial register of the local court in Hof an der Saale on June 10, 2015.

A further resolution of the AGM of shareholders on May 19, 2015 cancelled the Company’s previous Authorized Capital as they were not utilized through the authorization expiry in May 10, 2015. The previous Authorized Capital has additionally been removed from the Company’s Articles of Association.

Conditional Capital

By resolution of the Company’s AGM on May 12, 2011, the Company’s share capital was conditionally increased with regards to the 2011 Stock Option Plan (“2011 SOP”) by up to €12,000 subject to the issue of up to twelve million no par value bearer ordinary shares with a calculated proportionate value of €1.00 each. The Conditional Capital increase can only be used for the purposes of servicing stock options under the 2011 SOP, with each stock option awarded exercisable for one ordinary share. The Company has the right to deliver ordinary shares that it owns or purchases in the market in lieu of increasing capital by issuing new shares. For further information, see Note 16.

By resolution of the Company’s AGM on May 9, 2006, as amended by the resolution of the Company’s AGM on May 15, 2007, resolving a three-for-one share split, the Company’s share capital was conditionally increased by up to €15,000 corresponding to 15 million ordinary shares with no par value and a calculated proportionate value of €1.00 each. This Conditional Capital increase can only be used for the purposes of servicing stock options under the Company’s Stock Option Plan 2006 with each stock option awarded exercisable for one ordinary share (see Note 16). The Company has the right to deliver ordinary shares that it owns or purchases in the market in lieu of increasing capital by issuing new shares.

Through the Company’s other employee participation programs, the Company has issued convertible bonds and stock option/subscription rights (Bezugsrechte) to employees and the members of the Management Board of the General Partner and employees and members of management of affiliated companies that entitle these persons to receive shares. At December 31, 2015, 8.737.270 convertible bonds or options remained outstanding with a remaining average term of 6 years under these programs. For the year ending December 31, 2015, 1.758.820 options had been exercised under these employee participation plans (see Note 16).

As the result of the Company’s three-for-one stock split for both then-outstanding preference and ordinary shares, which was approved by the shareholders at the AGM on May 15, 2007, on June 15, 2007 the Company’s Conditional Capital was increased by $6,557 (€4,454). Conditional Capital at December 31, 2015 was $21.338 (€19.600). For all programs, Conditional Capital of $17,664 (€16,226) was available, which included $12.718 (€11.682) for the 2011 SOP and $4.946 (€4.544) for the 2006 Plan (see Note 16).

Treasury Stock

By resolution of the Company’s AGM on May 12, 2011, the Company was authorized to conduct a share buy-back program to repurchase ordinary shares. On April 4, 2013, the Company issued an ad hoc announcement of a share buy-back program in the aggregate value of up to €385,000 (approximately $500,000). The buy-back started on May 20, 2013 and was completed on August 14, 2013 after 7,548,951 shares had been repurchased in the amount of €384,966 ($505,014). These shares are restricted treasury stock which means there are no associated dividends or voting rights. These treasury shares will be used solely to either reduce the registered share capital of the Company by cancellation of the acquired shares, or to fulfill employee participation programs of the Company.

The following tabular disclosure provides the monthly detail of shares repurchased during the buy-back program, which ended on August 14, 2013:

Period	Average price paid per share		Total number of shares purchased as part of publicly announced plans or programs	Total Value of Shares Repurchased
	in €	in $(1)		in €(3)	in $(2), (3)
				(in thousands)
May 2013	52,96	68,48	1.078.255	57.107	73.842
June 2013	53,05	69,95	2.502.552	132.769	175.047
July 2013	49,42	64,63	2.972.770	146.916	192.124
August 2013	48,40	64,30	995.374	48.174	64.001
Total	51,00	66,90	7.548.951	384.966	505.014

(1) The dollar value is calculated using the daily exchange rate for the share repurchases made during the month.
(2) The value of the shares repurchased in Dollar is calculated using the total value of the shares purchased in Euro converted using the daily exchange rate for the transactions.
(3) This amount is inclusive of fees (net of taxes) paid in the amount of approximately $106 (€81) for services rendered.